FCF US Quality ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communications - 10.6%
Airbnb, Inc. - Class A(a)	10,296	$1,632,637
Alphabet, Inc. - Class A(a)	71,072	11,569,101
AppLovin Corp. - Class A(a)	44,839	3,164,288
Booking Holdings, Inc.	639	2,205,847
Electronic Arts, Inc.	25,976	3,294,276
Expedia Group, Inc.(a)	18,209	2,451,478
GoDaddy, Inc. - Class A(a)	8,817	1,079,024
Match Group, Inc.(a)	46,563	1,435,072
Meta Platforms, Inc. - Class A	17,824	7,667,350
Netflix, Inc.(a)	3,644	2,006,532
New York Times Co. - Class A	7,628	328,233
Trade Desk, Inc. - Class A(a)	35,811	2,966,941
		39,800,779

Consumer Discretionary - 13.4%
Abercrombie & Fitch Co. - Class A(a)(b)	8,095	983,704
American Eagle Outfitters, Inc.	58,897	1,428,841
Bath & Body Works, Inc.	34,795	1,580,389
Builders FirstSource, Inc.(a)	21,783	3,982,367
Chipotle Mexican Grill, Inc.(a)	718	2,268,593
Coupang, Inc.(a)	163,406	3,676,635
Crocs, Inc.(a)	8,093	1,006,526
Deckers Outdoor Corp.(a)	3,113	2,547,897
Etsy, Inc.(a)	22,780	1,564,303
Fortune Brands Innovations, Inc.	24,228	1,771,067
Hilton Worldwide Holdings, Inc.	17,693	3,490,475
Home Depot, Inc.	17,406	5,817,432
KB Home	21,718	1,406,458
Las Vegas Sands Corp.	13,688	607,200
Lennar Corp. - Class A	14,582	2,210,923
Live Nation Entertainment, Inc.(a)(b)	13,304	1,182,859
Masco Corp.	34,546	2,364,674
Ross Stores, Inc.	25,623	3,319,460
Scotts Miracle-Gro Co.	17,078	1,170,526
Skechers USA, Inc. - Class A(a)	14,215	938,901
Starbucks Corp.	16,840	1,490,172
Tapestry, Inc.	29,687	1,185,105
TJX Cos., Inc.	16,345	1,537,901
VF Corp.(b)	50,435	628,420
Williams-Sonoma, Inc.(b)	7,164	2,054,492
		50,215,320

Consumer Staples - 3.7%
Altria Group, Inc.	37,418	1,639,283
BellRing Brands, Inc.(a)	18,949	1,045,416
Clorox Co.	8,240	1,218,449
Colgate-Palmolive Co.	62,071	5,705,566
Kimberly-Clark Corp.	29,991	4,094,671
National Beverage Corp.(a)	5,426	241,457
		13,944,842

Energy - 3.4%
ChampionX Corp.	42,045	1,411,451
Cheniere Energy, Inc.	2,530	399,285
CVR Energy, Inc.	22,356	679,175
Enphase Energy, Inc.(a)(b)	20,220	2,199,127
HF Sinclair Corp.	13,398	726,842
Marathon Petroleum Corp.	23,607	4,289,864
Valero Energy Corp.	12,752	2,038,662
Weatherford International PLC(a)(b)	9,070	1,121,233
		12,865,639

Financials - 4.2%
American Express Co.	28,067	6,568,520
Artisan Partners Asset Management, Inc. - Class A(b)	21,431	877,171
Erie Indemnity Co. - Class A(b)	3,184	1,218,389
OneMain Holdings, Inc.	15,060	784,777
SEI Investments Co.	24,904	1,642,419
Synchrony Financial	57,918	2,547,234
T Rowe Price Group, Inc.	21,067	2,308,311
		15,946,821

Health Care - 11.0%
AbbVie, Inc.	63,489	10,325,851
Agilent Technologies, Inc.	16,578	2,271,849
Bristol-Myers Squibb Co.	109,581	4,814,989
Centene Corp.(a)	21,657	1,582,260
Chemed Corp.(b)	1,359	771,912
DaVita, Inc.(a)	4,192	582,730
Gilead Sciences, Inc.	62,415	4,069,458
Halozyme Therapeutics, Inc.(a)	21,008	800,405
Lantheus Holdings, Inc.(a)(b)	4,207	279,934
Medpace Holdings, Inc.(a)	9,699	3,766,607
Merck & Co., Inc.	65,780	8,500,092
Molina Healthcare, Inc.(a)	1,758	601,412
Progyny, Inc.(a)(b)	24,450	783,867
Solventum Corp.(a)	10,230	665,052
UnitedHealth Group, Inc.	3,133	1,515,432
		41,331,850

Industrials - 9.1%
3M Co.	40,914	3,948,609
A.O. Smith Corp.(b)	23,833	1,974,326
Argan, Inc.(b)	16,169	974,344
Cactus, Inc. - Class A(b)	19,640	974,930
CH Robinson Worldwide, Inc.(b)	21,692	1,540,132
Core & Main, Inc. - Class A(a)	40,268	2,273,934
Donaldson Co., Inc.	20,493	1,479,595
Expeditors International of Washington, Inc.	18,984	2,113,109
Fastenal Co.	41,974	2,851,714
Ferguson PLC	11,342	2,380,686
H&R Block, Inc.	31,995	1,511,124
Illinois Tool Works, Inc.	13,056	3,187,100
Keysight Technologies, Inc.(a)	3,742	553,591
Landstar System, Inc.	2,785	485,732
Legalzoom.com, Inc.(a)	58,081	694,068
Lincoln Electric Holdings, Inc.(b)	1,958	429,840
MSC Industrial Direct Co., Inc. - Class A(b)	7,919	722,530
Mueller Industries, Inc.	21,882	1,221,453
Otis Worldwide Corp.	19,712	1,797,734
Robert Half International, Inc.	20,892	1,444,473
Rollins, Inc.	33,427	1,489,507
		34,048,531

Materials - 3.4%
Advanced Drainage Systems, Inc.	9,076	1,424,932
LyondellBasell Industries NV - Class A	19,557	1,955,113
Nucor Corp.	16,326	2,751,420
Olin Corp.	15,871	829,736
RPM International, Inc.	11,694	1,250,206
Sherwin-Williams Co.	8,653	2,592,525
Trex Co., Inc.(a)	9,400	832,370
UFP Industries, Inc.	9,075	1,022,753
		12,659,055

Technology - 39.8%(c)
Accenture PLC - Class A	19,845	5,971,559
Adobe, Inc.(a)	5,685	2,631,189
Apple, Inc.	150,860	25,695,983
Applied Materials, Inc.	31,691	6,295,417
Atlassian Corp. - Class A(a)	7,845	1,351,694
Autodesk, Inc.(a)	9,866	2,099,978
Automatic Data Processing, Inc.	19,295	4,667,268
Box, Inc. - Class A(a)(b)	30,975	805,970
Broadridge Financial Solutions, Inc.	8,931	1,727,345
Cadence Design Systems, Inc.(a)	12,632	3,481,758
Cisco Systems, Inc.	86,146	4,047,139
CommVault Systems, Inc.(a)	24,298	2,489,816
Crowdstrike Holdings, Inc. - Class A(a)	11,234	3,286,394
Datadog, Inc. - Class A(a)	16,854	2,115,177
DocuSign, Inc.(a)	28,080	1,589,328
Dropbox, Inc. - Class A(a)	49,623	1,149,269
Euronet Worldwide, Inc.(a)	8,374	859,842
Fair Isaac Corp.(a)	3,655	4,142,321
Fortinet, Inc.(a)	68,909	4,353,671
Gartner, Inc.(a)	7,498	3,093,600
International Business Machines Corp.	32,450	5,393,190
Intuit, Inc.	2,900	1,814,298
Jack Henry & Associates, Inc.	4,687	762,528
KLA Corp.	3,801	2,619,991
Lam Research Corp.	3,645	3,260,124
Lattice Semiconductor Corp.(a)(b)	16,494	1,131,488
Manhattan Associates, Inc.(a)	7,952	1,638,589
Mastercard, Inc. - Class A	13,795	6,224,304
Microchip Technology, Inc.	22,217	2,043,520
NetApp, Inc.	18,072	1,847,139
Nutanix, Inc. - Class A(a)	27,072	1,643,270
Palo Alto Networks, Inc.(a)	19,396	5,642,102
Paychex, Inc.	18,782	2,231,489
Pegasystems, Inc.	22,990	1,366,066
Pure Storage, Inc. - Class A(a)	44,054	2,220,322
QUALCOMM, Inc.	44,162	7,324,267
Qualys, Inc.(a)(b)	4,945	810,535
RingCentral, Inc. - Class A(a)(b)	13,327	394,746
ServiceNow, Inc.(a)	6,280	4,354,112
Skyworks Solutions, Inc.	19,028	2,028,195
Squarespace, Inc. - Class A(a)	27,203	948,297
Tenable Holdings, Inc.(a)	17,607	791,787
Teradata Corp.(a)	21,623	802,213
Visa, Inc. - Class A(b)	25,989	6,980,905
Western Union Co.	57,721	775,770
Workday, Inc. - Class A(a)	2,939	719,261
Zoom Video Communications, Inc. - Class A(a)	15,898	971,368
Zscaler, Inc.(a)	6,041	1,044,731
		149,639,325

Utilities - 0.5%
Vistra Corp.	25,806	1,957,127
TOTAL COMMON STOCKS (Cost $339,502,505)		372,409,289

SHORT-TERM INVESTMENT - 5.8%
Investment Purchased with Proceeds from Securities Lending - 5.8%
Mount Vernon Liquid Assets Portfolio LLC, 5.51%(d)	21,565,315	21,565,315

TOTAL SHORT-TERM INVESTMENT (Cost $21,565,315)		21,565,315

TOTAL INVESTMENTS - 104.9% (Cost $361,067,820)		393,974,604
Money Market Deposit Account - 0.8%(e)		3,143,154
Liabilities in Excess of Other Assets - (5.7)%		(21,419,686)
TOTAL NET ASSETS - 100.0%		$375,698,072

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $20,593,313 which represented 5.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.

(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.24%.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF US Quality ETF
Summary of Fair Value Disclosure as of April 30, 2024 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

FCF US Quality ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$372,409,289	$–	$–	$372,409,289
Investment Purchased with Proceeds from Securities Lending(a)	–	–	–	21,565,315
Total Assets	$372,409,289	$–	$–	$393,974,604

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.